Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2023	2024
	US$	US$
Leasehold improvement	115,008	115,637
Office equipment	57,750	58,067
Furniture and fixtures	1,040	1,045
Total	173,798	174,749
Less: accumulated depreciation	(63,312)	(104,390)
Net carrying value	110,486	70,359

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were US$38,646, US$40,385 and US$40,560, respectively.